Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–44.42%
U.S. Treasury Bills–18.26%(a)
U.S. Treasury Bills	1.56%	05/07/2020		$ 3,225	$ 3,212,149
U.S. Treasury Bills	1.56%	06/04/2020		3,260	3,243,263
					6,455,412
U.S. Treasury Notes–26.16%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.59%	04/30/2020		4,540	4,540,250
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.60%	07/31/2020		2,310	2,309,805
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	1.71%	01/31/2022		2,400	2,401,263
					9,251,318
Total U.S. Treasury Securities (Cost $15,704,767)					15,706,730
			Shares
Money Market Funds–48.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)				7,767,633	7,767,633
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)				2,887,385	2,888,540
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.72%(c)				1,709,743	1,709,743
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)				4,620,153	4,620,153
Total Money Market Funds (Cost $16,985,295)					16,986,069
TOTAL INVESTMENTS IN SECURITIES–92.46% (Cost $32,690,062)					32,692,799
OTHER ASSETS LESS LIABILITIES–7.54%					2,666,901
NET ASSETS–100.00%					$35,359,700
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	23	May-2020	$1,287,540	$(201,548)	$(201,548)
Gasoline Reformulated Blendstock Oxygenate Blending	21	February-2020	1,326,616	(37,537)	(37,537)
New York Harbor Ultra-Low Sulfur Diesel	9	March-2020	616,518	(86,659)	(86,659)
WTI Crude	16	June-2020	827,840	(69,097)	(69,097)
Subtotal				(394,841)	(394,841)
Equity Risk
E-Mini Russell 2000 Index	45	March-2020	3,633,075	(112,928)	(112,928)
E-Mini S&P 500 Index	17	March-2020	2,740,400	45,058	45,058
EURO STOXX 50 Index	88	March-2020	3,551,531	(99,352)	(99,352)
FTSE 100 Index	38	March-2020	3,621,669	(119,312)	(119,312)
Hang Seng Index	18	February-2020	3,039,902	(204,142)	(204,142)
Tokyo Stock Price Index	33	March-2020	5,113,470	(124,974)	(124,974)
Subtotal				(615,650)	(615,650)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	110	March-2020	$10,889,508	$166,395	$166,395
Canada 10 Year Bonds	101	March-2020	10,850,212	167,687	167,687
Long Gilt	25	March-2020	4,454,706	84,801	84,801
U.S. Treasury Long Bonds	33	March-2020	5,396,531	154,507	154,507
Subtotal				573,390	573,390
Total Futures Contracts				$(437,101)	$(437,101)

(a)	Futures contracts collateralized by $2,580,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.11%	Monthly	12,900	February—2020	$1,235,594	$—	$1,099	$1,099
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	2,450	February—2020	1,658,168	—	0	0
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	18,330	October—2020	2,191,777	—	35,058	35,058
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	1,710	June—2020	325,574	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	6,250	November—2020	570,411	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	8,500	November—2020	313,749	—	0	0
Subtotal — Appreciation								—	36,157	36,157
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	1	February—2020	179,080	—	(10,307)	(10,307)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	4,900	October—2020	2,455,107	—	(281,316)	(281,316)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1740 Excess Return Index	0.45	Monthly	11,390	August—2020	2,585,342	—	(97,393)	(97,393)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index	0.47	Monthly	15,690	July—2020	1,194,150	—	(52,866)	(52,866)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	23,990	October—2020	1,709,850	—	(54,344)	(54,344)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	3,300	April—2020	783,379	—	(72,502)	(72,502)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	11,450	December—2020	502,104	—	(11,141)	(11,141)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	5,950	October—2020	516,445	—	(26,780)	(26,780)
Subtotal								—	(596,342)	(596,342)
Subtotal — Depreciation								—	(606,649)	(606,649)
Total — Total Return Swap Agreements								$—	$(570,492)	$(570,492)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,053,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.88
	Soybean Oil	5.03
	Soybeans	18.38
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Commodity Strategy 1740 Excess Return Index
	Long Futures Contracts
	Coffee ’C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.88
	Soybean Oil	5.03
	Soybeans	18.38
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ’C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.88
	Soybean Oil	5.03
	Soybeans	18.38
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ’C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.88
	Soybean Oil	5.03
	Soybeans	18.38
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$15,706,730	$—	$15,706,730
Money Market Funds	16,986,069	—	—	16,986,069
Total Investments in Securities	16,986,069	15,706,730	—	32,692,799
Other Investments - Assets*
Futures Contracts	618,448	—	—	618,448
Swap Agreements	—	36,157	—	36,157
	618,448	36,157	—	654,605
Other Investments - Liabilities*
Futures Contracts	(1,055,549)	—	—	(1,055,549)
Swap Agreements	—	(606,649)	—	(606,649)
	(1,055,549)	(606,649)	—	(1,662,198)
Total Other Investments	(437,101)	(570,492)	—	(1,007,593)
Total Investments	$16,548,968	$15,136,238	$—	$31,685,206

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Balanced-Risk Aggressive Allocation Fund